UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.797936.105

ALSF-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.8%
Johnson Controls, Inc.	451,700	$ 10,805
Tenneco, Inc. (a)	353,300	4,812
The Goodyear Tire & Rubber Co. (a)	255,000	3,284
TRW Automotive Holdings Corp. (a)	352,900	5,523
WABCO Holdings, Inc.	193,300	4,585
		29,009
Automobiles - 0.2%
Daimler AG	153,600	7,408
Diversified Consumer Services - 3.4%
Brinks Home Security Holdings, Inc. (a)	272,100	8,430
Carriage Services, Inc. (a)	36,900	140
Service Corp. International (f)	14,850,201	102,021
Stewart Enterprises, Inc. Class A	1,163,232	5,328
		115,919
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	209,540	8,254
Domino's Pizza, Inc. (a)	675,334	4,957
Las Vegas Sands Corp. (a)(e)	927,072	13,990
Penn National Gaming, Inc. (a)	420,164	10,559
The Steak n Shake Co. (a)	253,100	2,949
		40,709
Household Durables - 2.3%
Black & Decker Corp.	182,800	8,632
Harman International Industries, Inc.	650,026	24,447
Lennar Corp. Class A	516,600	6,509
Newell Rubbermaid, Inc.	2,699,800	39,174
		78,762
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	3,114
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	438,976	10,079
Cinemark Holdings, Inc.	726,803	8,424
Comcast Corp. Class A	2,286,600	33,156
Gray Television, Inc.	1,962,983	3,435
Liberty Global, Inc. Class A (a)	263,846	5,417
LodgeNet Entertainment Corp. (a)	11,800	57
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	1,812
Regal Entertainment Group Class A	100	1
		62,381
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. (a)	314,878	$ 3,067
Gap, Inc.	87,400	1,865
Sally Beauty Holdings, Inc. (a)	1,303,600	8,799
The Pep Boys - Manny, Moe & Jack	814,929	7,147
		20,878
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	328,080	10,817
Hanesbrands, Inc. (a)	454,600	9,828
		20,645
TOTAL CONSUMER DISCRETIONARY		378,825
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.8%
Kroger Co.	286,100	6,617
Rite Aid Corp. (a)(e)	13,502,018	17,418
Safeway, Inc.	255,400	5,703
		29,738
Food Products - 1.0%
Corn Products International, Inc.	227,904	6,422
Darling International, Inc. (a)	1,701,070	11,822
Dean Foods Co. (a)	448,700	8,180
Kellogg Co.	15,100	778
Smithfield Foods, Inc. (a)	457,894	6,108
		33,310
TOTAL CONSUMER STAPLES		63,048
ENERGY - 13.6%
Energy Equipment & Services - 2.4%
ENSCO International, Inc.	90,000	4,121
Exterran Holdings, Inc. (a)(e)	1,210,523	24,731
Hercules Offshore, Inc. (a)	1,211,441	6,215
Noble Corp.	388,700	15,836
Oil States International, Inc. (a)	103,500	3,565
Parker Drilling Co. (a)	944,929	4,914
Pride International, Inc. (a)	237,900	7,032
Rowan Companies, Inc.	108,000	2,511
Schlumberger Ltd.	90,600	5,635
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schoeller-Bleckmann Oilfield Equipment AG	190,544	$ 8,914
Seahawk Drilling, Inc. (a)	15,860	428
		83,902
Oil, Gas & Consumable Fuels - 11.2%
Alpha Natural Resources, Inc. (a)	959,752	32,603
Arch Coal, Inc.	311,745	6,752
CONSOL Energy, Inc.	269,500	11,537
El Paso Corp.	9,207,136	90,322
Forest Oil Corp. (a)	2,028,557	39,760
Frontier Oil Corp.	1,441,000	19,972
Mariner Energy, Inc. (a)	1,758,276	22,400
Massey Energy Co.	112,500	3,273
Nexen, Inc.	150,800	3,242
Overseas Shipholding Group, Inc. (e)	1,002,318	39,341
Paladin Energy Ltd. (a)	849,100	3,071
Peabody Energy Corp.	2,386,192	94,469
Plains Exploration & Production Co. (a)	239,496	6,347
Southwestern Energy Co. (a)	200,000	8,716
Teekay Tankers Ltd.	37,700	305
Western Refining, Inc. (a)(e)	459,242	2,576
		384,686
TOTAL ENERGY		468,588
FINANCIALS - 11.4%
Capital Markets - 0.4%
Morgan Stanley	451,100	14,489
Commercial Banks - 8.1%
Huntington Bancshares, Inc.	9,313,520	35,485
KeyCorp	10,646,332	57,384
PNC Financial Services Group, Inc.	1,911,447	93,546
Regions Financial Corp.	903,500	4,373
SunTrust Banks, Inc.	2,084,900	39,842
Wells Fargo & Co.	1,768,612	48,672
		279,302
Diversified Financial Services - 2.1%
Bank of America Corp.	4,653,600	67,849
JPMorgan Chase & Co.	90,100	3,763
		71,612
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.6%
Assured Guaranty Ltd.	763,088	$ 12,652
Lincoln National Corp.	268,200	6,391
		19,043
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	812,900	8,218
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	410
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	3,524,314	504
TOTAL FINANCIALS		393,578
HEALTH CARE - 7.1%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	160
Health Care Equipment & Supplies - 1.8%
Beckman Coulter, Inc.	155,900	10,029
Boston Scientific Corp. (a)	870,400	7,068
Covidien PLC	286,325	12,060
Hospira, Inc. (a)	478,942	21,380
Inverness Medical Innovations, Inc. (a)	343,292	13,049
		63,586
Health Care Providers & Services - 4.4%
Community Health Systems, Inc. (a)	500,524	15,656
DaVita, Inc. (a)	325,453	17,259
Rural/Metro Corp. (a)	343,733	1,736
Sun Healthcare Group, Inc. (a)	1,357,478	12,326
Tenet Healthcare Corp. (a)	17,995,165	92,135
VCA Antech, Inc. (a)	454,800	10,833
		149,945
Health Care Technology - 0.7%
Cerner Corp. (a)	319,295	24,279
Pharmaceuticals - 0.2%
Allergan, Inc.	90,300	5,079
TOTAL HEALTH CARE		243,049
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 15.4%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	69,305	$ 4,582
Teledyne Technologies, Inc. (a)	280,200	9,572
		14,154
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	390
Airlines - 1.1%
AirTran Holdings, Inc. (a)	138,500	586
AMR Corp. (a)	288,770	1,556
Delta Air Lines, Inc. (a)	4,629,979	33,058
UAL Corp. (a)(e)	200,000	1,302
		36,502
Building Products - 3.5%
Armstrong World Industries, Inc. (a)	614,989	22,908
Masco Corp.	2,211,221	25,982
Owens Corning (a)	3,166,434	70,010
Owens Corning warrants 10/31/13 (a)	193,400	385
		119,285
Commercial Services & Supplies - 3.5%
Cenveo, Inc. (a)	2,186,400	15,480
Clean Harbors, Inc. (a)	209,300	11,815
Deluxe Corp.	1,429,673	20,344
R.R. Donnelley & Sons Co.	363,600	7,301
Republic Services, Inc.	1,758,150	45,554
The Brink's Co.	272,100	6,457
Waste Management, Inc.	491,500	14,686
		121,637
Construction & Engineering - 0.2%
Fluor Corp.	155,100	6,890
Great Lakes Dredge & Dock Corp.	206,300	1,265
		8,155
Electrical Equipment - 1.9%
Acuity Brands, Inc.	200,000	6,332
Baldor Electric Co.	187,400	4,844
Belden, Inc.	856,834	19,664
EnerSys (a)	254,072	5,615
General Cable Corp. (a)(e)	361,500	11,257
Harbin Electric, Inc. (a)	451,631	7,194
JA Solar Holdings Co. Ltd. ADR (a)	660,500	2,530
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	451,600	$ 4,950
SunPower Corp. Class B (a)	148,436	3,215
		65,601
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	90,090	2,796
General Electric Co.	896,117	12,779
Textron, Inc.	449,800	7,997
		23,572
Machinery - 2.6%
Accuride Corp. (a)	626,829	125
Badger Meter, Inc. (e)	188,046	7,008
Cummins, Inc.	603,100	25,969
Ingersoll-Rand Co. Ltd.	696,377	21,999
Lindsay Corp.	11,000	361
Middleby Corp. (a)(e)	548,521	24,853
Navistar International Corp. (a)	29,100	964
SPX Corp.	19,800	1,045
Terex Corp. (a)	35,600	720
Thermadyne Holdings Corp. (a)	5,100	31
Timken Co.	380,252	8,377
		91,452
Marine - 0.5%
Diana Shipping, Inc.	222,100	2,870
Genco Shipping & Trading Ltd. (e)	310,686	6,180
Navios Maritime Holdings, Inc.	1,788,039	8,171
OceanFreight, Inc.	335,400	322
		17,543
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	680,470	5,716
Hertz Global Holdings, Inc. (a)(e)	2,124,200	19,776
		25,492
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	3,100	33
Houston Wire & Cable Co.	440,405	5,324
		5,357
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	$ 2,242
TOTAL INDUSTRIALS		531,382
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	152,314	562
Motorola, Inc.	511,300	4,382
		4,944
Computers & Peripherals - 0.5%
EMC Corp. (a)	1,160,700	19,117
Electronic Equipment & Components - 2.7%
Avnet, Inc. (a)	201,400	4,991
Bell Microproducts, Inc. (a)	376,239	1,099
Benchmark Electronics, Inc. (a)	150,000	2,520
DDi Corp. (a)	23,328	94
Flextronics International Ltd. (a)	11,183,546	72,469
Merix Corp. (a)	629,225	1,000
SMTC Corp. (a)	343,580	309
TTM Technologies, Inc. (a)	923,631	9,393
Viasystems Group, Inc. (a)	213,790	641
Viasystems Group, Inc. (a)(j)	47,440	142
		92,658
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	117,818	1,942
NetEase.com, Inc. sponsored ADR (a)	157,800	6,094
VeriSign, Inc. (a)	194,300	4,432
		12,468
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,042
Alliance Data Systems Corp. (a)(e)	666,173	36,626
CACI International, Inc. Class A (a)	152,000	7,238
Cognizant Technology Solutions Corp. Class A (a)	26,400	1,020
Global Cash Access Holdings, Inc. (a)	591,600	3,745
SAIC, Inc. (a)	285,600	5,058
		54,729
Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc. (a)	3,808,719	20,986
Cypress Semiconductor Corp. (a)	541,200	4,562
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	451,500	$ 3,377
Intel Corp.	638,700	12,206
Micron Technology, Inc. (a)	1,354,800	9,199
ON Semiconductor Corp. (a)	12,128,560	81,140
		131,470
Software - 0.2%
Autodesk, Inc. (a)	236,100	5,886
VMware, Inc. Class A (a)	10,700	411
		6,297
TOTAL INFORMATION TECHNOLOGY		321,683
MATERIALS - 11.5%
Chemicals - 7.3%
Albemarle Corp.	932,494	29,448
Arch Chemicals, Inc.	317,658	8,796
Ashland, Inc.	27,901	964
Celanese Corp. Class A	3,821,230	104,893
Dow Chemical Co.	717,706	16,852
FMC Corp.	146,500	7,486
Georgia Gulf Corp. (a)	137,350	1,974
H.B. Fuller Co.	1,270,664	24,282
Nalco Holding Co.	1,108,800	23,451
Phosphate Holdings, Inc. (a)(j)	192,500	1,540
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	365,200	4,017
Texas Petrochemicals, Inc. (a)	93,624	515
W.R. Grace & Co. (a)	1,278,441	27,985
		252,203
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	347,100	11,066
Packaging Corp. of America	22,170	405
Rock-Tenn Co. Class A	333,398	14,603
Sealed Air Corp.	22,800	438
Temple-Inland, Inc.	85,950	1,328
		27,840
Metals & Mining - 3.1%
AngloGold Ashanti Ltd. sponsored ADR	205,300	7,707
Cliffs Natural Resources, Inc.	83,673	2,976
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Compass Minerals International, Inc.	211,300	$ 13,168
Freeport-McMoRan Copper & Gold, Inc.	886,748	65,052
Ormet Corp. (a)	500,000	595
Ormet Corp. (a)(j)	150,000	179
Reliance Steel & Aluminum Co.	150,065	5,474
Teck Resources Ltd. Class B (sub. vtg.) (a)	341,500	9,906
		105,057
Paper & Forest Products - 0.3%
Domtar Corp. (a)(e)	212,133	8,886
Neenah Paper, Inc.	231,700	2,398
		11,284
TOTAL MATERIALS		396,384
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	2,771,132	3,270
PAETEC Holding Corp. (a)	1,965,903	6,370
Qwest Communications International, Inc. (e)	3,736,700	13,415
tw telecom, inc. (a)	272,503	3,434
Windstream Corp.	43,477	419
		26,908
Wireless Telecommunication Services - 2.6%
Centennial Communications Corp. Class A (a)	498,868	4,220
Crown Castle International Corp. (a)	1,221,980	36,928
Rogers Communications, Inc. Class B (non-vtg.)	141,176	4,139
Sprint Nextel Corp. (a)	4,653,313	13,774
Syniverse Holdings, Inc. (a)	1,755,562	30,073
		89,134
TOTAL TELECOMMUNICATION SERVICES		116,042
UTILITIES - 4.9%
Electric Utilities - 0.0%
Allegheny Energy, Inc.	65,600	1,497
Great Plains Energy, Inc.	7,549	131
		1,628
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	3,733
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 4.2%
AES Corp.	8,905,279	$ 116,394
Calpine Corp. (a)	1,636,000	18,389
NRG Energy, Inc. (a)	375,472	8,632
		143,415
Multi-Utilities - 0.6%
CMS Energy Corp.	1,632,100	21,707
TOTAL UTILITIES		170,483
TOTAL COMMON STOCKS (Cost $3,572,819)		3,083,062
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	8,800	7,690
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75% (a)	1,007,783	5,885
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	611	367
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,252
TOTAL PREFERRED STOCKS (Cost $19,868)		13,942
Nonconvertible Bonds - 4.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.4%
General Motors Corp.:
6.75% 5/1/28 (c)	$ 2,515	352
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
7.125% 7/15/13 (c)	$ 6,805	$ 1,021
7.2% 1/15/11 (c)	18,790	2,631
8.25% 7/15/23 (c)	20,460	3,018
8.375% 7/15/33 (c)	32,130	4,820
8.8% 3/1/21 (c)	8,800	1,232
		13,074
Hotels, Restaurants & Leisure - 0.9%
MGM Mirage, Inc.:
6.75% 9/1/12	1,280	1,088
7.5% 6/1/16	3,575	2,574
7.625% 1/15/17	9,125	6,889
8.375% 2/1/11	7,455	6,747
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(g)	9,711	9,031
Station Casinos, Inc.:
6% 4/1/12 (c)	6,660	1,582
7.75% 8/15/16 (c)	7,395	1,701
		29,612
Media - 0.1%
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(g)	4,631	3,527
TOTAL CONSUMER DISCRETIONARY		46,213
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 7.75% 7/1/17	650	528
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	780	772
TOTAL CONSUMER STAPLES		1,300
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Energy Corp.:
7.75% 1/15/32	7,015	6,568
7.8% 8/1/31	1,535	1,428
		7,996
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 1.1%
Consumer Finance - 0.9%
GMAC LLC:
7.5% 12/31/13 (g)	$ 22,222	$ 20,555
8% 12/31/18 (g)	12,693	10,408
		30,963
Diversified Financial Services - 0.2%
CIT Group, Inc.:
5% 2/13/14	2,250	1,456
5% 2/1/15	1,185	767
5.125% 9/30/14	6,340	4,105
		6,328
TOTAL FINANCIALS		37,291
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	530	5
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		19
Building Products - 0.0%
Owens Corning 7% 12/1/36	837	702
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,170	1,893
TOTAL INDUSTRIALS		2,614
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
8.875% 12/15/14	3,150	2,552
10.125% 12/15/16	2,085	1,475
NXP BV:
7.875% 10/15/14	3,520	2,886
10% 7/15/13 (g)	1,234	1,209
		8,122
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	$ 11,895	$ 8,921
6.9% 5/1/19	8,400	7,308
		16,229
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. 7.375% 8/1/15	13,160	11,663
Sprint Nextel Corp. 6% 12/1/16	12,345	10,617
		22,280
TOTAL TELECOMMUNICATION SERVICES		38,509
TOTAL NONCONVERTIBLE BONDS (Cost $115,235)		142,045
Floating Rate Loans - 2.8%

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
Visteon Corp. term loan 4.426% 6/13/13 (c)(h)	8,540	7,302
Hotels, Restaurants & Leisure - 0.3%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5522% 6/14/13 (h)	741	615
term loan 2.5625% 6/14/14 (h)	8,704	7,224
Venetian Macau Ltd.:
Tranche B, term loan 5.79% 5/26/13 (h)	1,110	1,016
Tranche DD, term loan 5.79% 5/26/12 (h)	641	587
		9,442
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (h)	4,950	4,517
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (h)	7,170	5,736
		10,253
TOTAL CONSUMER DISCRETIONARY		26,997
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.6%
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2843% 4/30/12 (h)	$ 6,929	$ 6,202
Tranche 2LN, term loan 3.5344% 4/30/14 (h)	13,865	11,508
		17,710
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.881% 12/3/14 (h)	2,318	2,016
TOTAL INDUSTRIALS		19,726
INFORMATION TECHNOLOGY - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. term loan 1.9963% 12/1/13 (h)	33,581	26,949
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp. term loan 10% 10/3/13 (h)	4,652	4,629
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
FairPoint Communications, Inc. Tranche B, term loan 5% 3/31/15 (h)	6,750	5,434
Level 3 Financing, Inc. term loan 2.53% 3/13/14 (h)	10,000	8,575
		14,009
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7446% 10/10/14 (h)	4,519	3,480
TOTAL FLOATING RATE LOANS (Cost $82,551)		95,790
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.20% (i)	115,554,926	115,555
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(i)	126,202,709	126,203
TOTAL MONEY MARKET FUNDS (Cost $241,758)		241,758
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $234)	29,250,000	$ 146
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $4,032,465)		3,576,743
NET OTHER ASSETS - (3.7)%		(128,762)
NET ASSETS - 100%		$ 3,447,981
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,102,000 or 1.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,861,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 121
Fidelity Securities Lending Cash Central Fund	114
Total	$ 235
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Service Corp. International	$ 80,710	$ 14,636	$ -	$ 551	$ 102,021
Total	$ 80,710	$ 14,636	$ -	$ 551	$ 102,021
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 378,825	$ 378,825	$ -	$ -
Consumer Staples	68,933	63,048	-	5,885
Energy	476,278	465,517	10,761	-
Financials	393,945	393,578	367	-
Health Care	243,049	243,049	-	-
Industrials	531,382	531,382	-	-
Information Technology	321,683	320,900	-	783
Materials	396,384	396,384	-	-
Telecommunication Services	116,042	116,042	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 170,483	$ 170,483	$ -	$ -
Corporate Bonds	142,045	-	142,026	19
Floating Rate Loans	95,790	-	95,790	-
Money Market Funds	241,758	241,758	-	-
Other	146	-	146	-
Total Investments in Securities:	$ 3,576,743	$ 3,320,966	$ 249,090	$ 6,687
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 762
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6,581)
Cost of Purchases	13,037
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(531)
Ending Balance	$ 6,687
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (6,629)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $4,040,811,000. Net unrealized depreciation aggregated $464,068,000, of which $437,178,000 related to appreciated investment securities and $901,246,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009